Trade Receivables, Net (Tables)	12 Months Ended
Mar. 31, 2019
Receivables [Abstract]
Schedule of trade receivables	Trade receivables comprise the followings:
	2019	2018

Trade receivables, gross	$541,064	$2,090
Provision for doubtful debts	-	-
Trade receivables, net	$541,064	$2,090

Schedule of major trade receivable accounts

The following table sets forth the major trade receivable accounts:-

			Aging
Customers	Amount	Rate	Not past due	Past due 1-30 days	Past due 30 days

Customer A	$46,310	8.56%	$46,310	$-	$-
Customer B	$40,308	7.45%	$7,426	$-	$32,882
Customer C	$17,095	3.16%	$12,370	$4,725	$-

Total trade receivables	$541,064	100.00%	$372,059	$76,670	$92,335